Total Revenues and Net Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Shanghai JIDI Network Technology Co., Ltd. Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Shanghai JIDI Network Technology Co., Ltd. Variable Interest Entity, Primary Beneficiary	Mar. 31, 2010 Ultra Internet Media, SA Variable Interest Entity, Primary Beneficiary	Jun. 30, 2010 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total revenues	$ 27,470	$ 34,367	$ 64,682	$ 100	$ 29	$ 25,820	$ 10,126
Net (loss) income	$ (15,290)	$ (71,212)	$ 2,650	$ (888)	$ (2,110)	$ 1,514	$ 834